COLUMBIA FUNDS SERIES TRUST I

Columbia Strategic Income Fund

(the “Fund”)

Supplement dated February 6, 2013 to the Fund’s Prospectuses dated October 1, 2012 and November 8, 2012 and the Statement of Additional Information dated January 1, 2013

Effective February 14, 2013, Zach Pandl will be added as a co-manager of the Fund. Accordingly, the prospectuses are amended as follows:

1.	The section of the prospectuses for the Fund entitled “Investment Manager and Portfolio Manager(s)” is amended by adding the following disclosure to the Portfolio Managers column:

Portfolio Managers
Zach Pandl
Co-manager. Service with the Fund since February 2013.

2.	The section of the prospectuses for the Fund entitled “Management of the Fund – Primary Service Providers – Portfolio Managers” is revised by adding the following disclosure:

Zach Pandl

Co-manager. Service with the Fund since February 2013.

Senior Portfolio Manager of the Investment Manager; associated with the Investment Manager as an investment professional since 2012. Prior to 2012, Mr. Pandl was a senior economist at Goldman Sachs and was an economist at Nomura Securities from 2009-2011 and Lehman Brothers from 2006-2008. Mr. Pandl began his investment career in 2006 and earned a B.S. from the University of St. Thomas, Minnesota and an M.S. from New York University.

The following changes are hereby made to the Statement of Additional Information under the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES – The Investment Manager and Investment Advisory Services”:

The table under the heading “Portfolio Manager(s)” is modified by adding the following:

Portfolio Manager	Fund(s)
Zach Pandl	Strategic Income Fund

The table under the heading “Portfolio Manager(s) Information” is modified by adding the following:

		Other Accounts Managed (excluding the Fund)

Fund	Portfolio Manager	Number and Type of Account	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in the next sub-section)
For Funds with fiscal year ending May 31
Strategic Income Fund	Zach Pandl	0 RICs 4 other accounts[5]	$0 $32,600	None	None	(1)

[5]	Information provided as of December 31, 2012.

The table under the heading “Performance Benchmarks” is modified by adding the following:

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Zach Pandl	Strategic Income Fund	Barclays Government/Credit Bond Index; Blended Benchmark[3]	Lipper Multi-Sector Income Funds Classification

[3]

A custom composite established by the Investment Manager, consisting of a 35% weighting of the Barclays U.S. Aggregate Bond Index, a 35% weighting of the BofA Merrill Lynch US High Yield Cash Pay Constrained Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index – Unhedged and a 15% weighting of the JPMorgan Emerging Markets Bond Index – Global.

Shareholders should retain this Supplement for future reference.

C-1036-3 A (2/13)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Variable Portfolio - Strategic Income Fund

(the “Fund”)

Supplement dated February 6, 2013 to the Fund’s Prospectus

and Statement of Additional Information dated May 1, 2012

Effective February 14, 2013, Zach Pandl will be added as a co-manager of the Fund. Accordingly, the prospectuses are amended as follows:

1.	The section of the prospectuses for the Fund entitled “Investment Manager and Portfolio Manager(s)” is amended by adding the following disclosure to the Portfolio Managers column:

Portfolio Managers
Zach Pandl
Co-manager. Service with the Fund since February 2013.

2.	The section of the prospectuses for the Fund entitled “Management of the Fund – Primary Service Providers – Portfolio Managers” is revised by adding the following disclosure:

Zach Pandl

Co-manager. Service with the Fund since February 2013.

Senior Portfolio Manager of the Investment Manager; associated with the Investment Manager as an investment professional since 2012. Prior to 2012, Mr. Pandl was a senior economist at Goldman Sachs and was an economist at Nomura Securities from 2009-2011 and Lehman Brothers from 2006-2008. Mr. Pandl began his investment career in 2006 and earned a B.S. from the University of St. Thomas, Minnesota and an M.S. from New York University.

The following changes are hereby made to the Statement of Additional Information under the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES – The Investment Manager and Investment Advisory Services”:

The table under the heading “Portfolio Manager(s)” is modified by adding the following:

Portfolio Manager	Fund(s)
Zach Pandl	VP Strategic Income Fund

The table under the heading “Portfolio Manager(s) Information” is modified by adding the following:

		Other Accounts Managed (excluding the Fund)

Fund	Portfolio Manager	Number and Type of Account	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in the next sub- section)
For Funds with fiscal year ending December 31
VP Strategic Income Fund	Zach Pandl	0 RICs 4 other accounts[3]	$0 $32,600	None	None	(1)

[3]	Information provided as of December 31, 2012.

The table under the heading “Performance Benchmarks” is modified by adding the following:

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Zach Pandl	VP Strategic Income Fund	Barclays Government/Credit Bond Index Blended Benchmark*	Lipper Variable Underlying Funds General Bond Funds Classification

*	A custom composite established by the Investment Manager, consisting of a 35% weighting of the Barclays Aggregate Bond Index, a 35% weighting of the BofA Merrill Lynch US High Yield Cash Pay Constrained Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index—Unhedged and a 15% weighting of the JPMorgan Emerging Markets Bond Index —Global.

Shareholders should retain this Supplement for future reference.

C-1522-2 A (2/13)